Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of gross realized gains and losses on the sale of debt financial instruments - Financial assets available-for-sale [Member] - CLP ($)
$ in Millions
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of gross realized gains and losses on the sale of debt financial instruments [Line Items]
Net gain (loss) on financial assets before income tax	$ 48,076	$ (51,717)	$ (7,675)
Income tax on other comprehensive income	804	4,171	2,304
Net effect in equity	$ 48,880	$ (47,546)	$ (5,371)